Unaudited interim condensed consolidated statement of financial position - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Noncurrent assets
Intangible assets	€ 657	€ 568
Property, plant and equipment	7,511	7,386
Other non-current assets	10,282	1,668
Total non-current assets	18,449	9,621
Current assets
Inventories	401	373
Trade receivables	2,224
Tax receivables	4,405	6,007
Other current assets	14,101	13,267
Cash and cash equivalents	31,240	86,736	€ 76,406
Total current assets	52,370	106,383
Total assets	70,819	116,004
Shareholders' equity
Share capital	421	421	421
Premiums related to share capital	173,886	173,886
Reserves	(126,537)	(74,286)
Translation reserve	(168)	(271)
Net loss for the period	(55,269)	(54,274)
Shareholders' equity	(7,667)	45,476	€ 69,727
Noncurrent liabilities
Long-term debt	31,014	28,663
Long-term debt - derivatives	8,253	9,876
Provisions for retirement benefit obligations	1,360	1,234
Long-term contract liabilities	61	55
Total non-current liabilities	40,688	39,827
Current liabilities
Short-term debt	4,121	5,851
Trade payables	28,691	19,359
Short-term contract liabilities	6	6
Other current liabilities	4,981	5,485
Total current liabilities	37,798	30,701
Total equity and liabilities	€ 70,819	€ 116,004